Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements [Text Block]
13. Financial Instruments and Fair Value Measurements
We are exposed to market risks, such as changes in commodity pricing, interest rates and currency exchange rates. To manage the volatility related to these exposures, we selectively enter into derivative contracts pursuant to our risk management policies.
Financial Instruments Measured at Fair Value on a Recurring Basis—The following table summarizes financial instruments outstanding for the periods presented that are measured at fair value on a recurring basis:

	December 31, 2022		December 31, 2021
	Notional Amount	Fair Value	Notional Amount	Fair Value	Balance Sheet Classification
Millions of dollars
Assets—
Derivatives designated as hedges:
Commodities	$—	$—	$41	$24	Prepaid expenses and other current assets
Foreign currency	903	109	614	63	Prepaid expenses and other current assets
Foreign currency	2,725	133	1,785	43	Other assets
Interest rates	—	16	—	7	Prepaid expenses and other current assets
Interest rates	400	25	300	1	Other assets
Derivatives not designated as hedges:
Commodities	192	27	221	30	Prepaid expenses and other current assets
Foreign currency	160	—	34	1	Prepaid expenses and other current assets
Non-derivatives:
Equity securities	—	—	9	8	Short-term investments
Total	$4,380	$310	$3,004	$177
Liabilities—
Derivatives designated as hedges:
Commodities	$35	$14	$—	$—	Accrued liabilities
Foreign currency	—	15	—	14	Accrued liabilities
Foreign currency	650	8	1,800	99	Other liabilities
Interest rates	—	23	—	3	Accrued liabilities
Interest rates	2,164	229	1,863	280	Other liabilities
Derivatives not designated as hedges:
Commodities	50	11	24	1	Accrued liabilities
Commodities	7	3	—	—	Other liabilities
Foreign currency	236	6	188	2	Accrued liabilities
Total	$3,142	$309	$3,875	$399
The financial instruments in the table above are classified as Level 2. We present the gross assets and liabilities of our derivative instruments on the Consolidated Balance Sheets.
Financial Instruments Not Measured at Fair Value on a Recurring Basis—The following table presents the carrying value and estimated fair value of our Short-term precious metal financings and Long-term debt:

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Millions of dollars
Precious metal financings	$131	$113	$155	$130
Long-term debt	10,517	8,882	11,218	12,756
Total	$10,648	$8,995	$11,373	$12,886
The financial instruments in the table above are classified as Level 2. Our other financial instruments classified within Current assets and Current liabilities have a short maturity and their carrying value generally approximates fair value.
Derivative Instruments:
Commodity Prices—We are exposed to commodity price volatility related to purchases of various feedstocks and sales of our products. We use over-the-counter commodity swaps, options and exchange traded futures contracts to manage these risks, including through cash flow hedging relationships.
The following table presents the notional amounts of our outstanding commodity derivative instruments:

	December 31, 2022	December 31, 2021
Millions of dollars	Notional Amount	Notional Amount	Maturity Date
Derivatives designated as hedges:
Cash flow hedges	$35	$41	2023
Derivatives not designated as hedges:
Commodity contracts	249	245	2023	to	2024
Interest Rates—We are exposed to interest rate risk with respect to our fixed-rate and variable-rate debt. Fluctuations in interest rates impact the fair value of fixed-rate debt and expose us to the risk that we may need to refinance debt at higher rates. Fluctuations in interest rates also impact interest expense from our variable-rate debt. We use forward-starting interest rate swaps that are designated as cash flow hedges to mitigate the risk that benchmark rates will increase in connection with future financing activities. As of December 31, 2021, Other assets included $238 million of collateral related to these forward-starting interest swaps. As of December 31, 2022, there was no collateral remaining as it had been returned. We also use interest rate swaps that are designated as fair value hedges to mitigate the changes in the fair value of our fixed-rate debt by effectively converting it to variable-rate debt. See Note 11 to the Consolidated Financial Statements for additional information.
The following table presents the notional amounts of our outstanding interest rate derivative instruments:

	December 31, 2022	December 31, 2021
Millions of dollars	Notional Amount	Notional Amount	Maturity Date
Cash flow hedges	$400	$1,000	2024
Fair value hedges	2,164	1,163	2025	to	2031
Foreign Currency Rates—We have significant worldwide operations. The functional currencies of our operating subsidiaries are primarily the U.S. dollar and the euro. We enter into transactions denominated in currencies other than our designated functional currencies that create foreign currency exposure. We enter foreign currency contracts to economically hedge foreign currency risk related to recognized foreign currency monetary assets and liabilities. Changes in the fair value of such forward and swap contracts are reported in the Consolidated Statements of Income and offset, in part, currency remeasurement results. In the past, we have entered euro-denominated debt that was designated as a net investment hedge. Other (expense) income, net, in the Consolidated Statements of Income reflected foreign currency losses of $14 million, $2 million and $7 million in 2022, 2021 and 2020, respectively.
We enter foreign currency contracts that are designated as net investment hedges to manage the impacts of foreign currency translation of our net investments in foreign operations. We also enter foreign currency contracts that are designated as cash flow hedges to manage the variability in cash flows associated with intercompany debt balances.
The following table presents the notional amounts of our outstanding foreign currency derivative instruments:

	December 31, 2022	December 31, 2021
Millions of dollars	Notional Amount	Notional Amount	Maturity Date
Net investment hedges	$3,128	$3,048	2023	to	2030
Cash flow hedges	1,150	1,150	2024	to	2027
Not designated	396	222	2023
Impact on Earnings and Other Comprehensive Income—The following tables summarize the pre-tax effect of derivative and non-derivative instruments recorded in Accumulated other comprehensive loss (“AOCI”), the gains (losses) reclassified from AOCI to earnings and additional gains (losses) recognized directly in earnings:

	Effect of Derivative Instruments
	Year Ended December 31, 2022
	Balance Sheet		Income Statement
Millions of dollars	Gain (Loss) Recognized in AOCI	Gain (Loss) Reclassified from AOCI to Income	Additional Gain (Loss) Recognized in Income	Income Statement Classification
Derivatives designated as hedges:
Commodities	$21	$(59)	$—	Cost of sales
Foreign currency	308	(75)	69	Interest expense
Interest rates	296	6	(227)	Interest expense
Derivatives not designated as hedges:
Commodities	—	—	72	Sales and other operating revenues
Commodities	—	—	(22)	Cost of sales
Foreign currency	—	—	(60)	Other (expense) income, net
Total	$625	$(128)	$(168)

	Year Ended December 31, 2021
	Balance Sheet		Income Statement
Millions of dollars	Gain (Loss) Recognized in AOCI	Gain (Loss) Reclassified from AOCI to Income	Additional Gain (Loss) Recognized in Income	Income Statement Classification
Derivatives designated as hedges:
Commodities	$54	$(34)	$—	Cost of sales
Foreign currency	406	(216)	37	Interest expense
Interest rates	75	6	(7)	Interest expense
Derivatives not designated as hedges:
Commodities	—	—	20	Sales and other operating revenues
Commodities	—	—	69	Cost of sales
Foreign currency	—	—	(35)	Other (expense) income, net
Total	$535	$(244)	$84

	Year Ended December 31, 2020
	Balance Sheet		Income Statement
Millions of dollars	Gain (Loss) Recognized in AOCI	Gain (Loss) Reclassified from AOCI to Income	Additional Gain (Loss) Recognized in Income	Income Statement Classification
Derivatives designated as hedges:
Commodities	$5	$—	$—	Cost of sales
Foreign currency	(253)	170	46	Interest expense
Interest rates	(347)	5	95	Interest expense
Derivatives not designated as hedges:
Commodities	—	—	4	Sales and other operating revenues
Commodities	—	—	115	Cost of sales
Foreign currency	—	—	(14)	Other (expense) income, net
Non-derivatives designated as hedges:
Long-term debt	(42)	—	—	Other (expense) income, net
Total	$(637)	$175	$246
Amounts excluded from the assessment of effectiveness for foreign currency contracts designated as net investment hedges recognized in Other comprehensive income or Interest expense for the years ended December 31, 2022, 2021 and 2020 were immaterial.
As of December 31, 2022, on a pre-tax basis, $6 million is scheduled to be reclassified from Accumulated other comprehensive loss as an increase to interest expense over the next twelve months.
Other Financial Instruments:
Cash and Cash Equivalents—At December 31, 2022 and 2021, we had marketable securities classified as Cash and cash equivalents of $1,191 million and $438 million, respectively.
Investments in Equity Securities—The cost basis of our investment in equity securities was $9 million as of December 31, 2021. As of December 31, 2022, there was no investment in equity securities remaining. The investment was under an orderly voluntary liquidation by the fund administrator in 2021. We received proceeds of $8 million, $335 million and $313 million from the sale or liquidation of this investment during the years ended December 31, 2022, 2021 and 2020, respectively. The investment was fully liquidated in January 2022.